Note 4 - Securities Available for Sale - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due one year or less, amortized cost	$ 46,931
Due one year or less, fair value	46,962
Due after one year through five years, amortized cost	44,262
Due after one year through five years, fair value	44,308
Due after five years through ten years, amortized cost	14,991
Due after five years through ten years, fair value	15,011
Due after ten years, amortized cost	1,344
Due after ten years, fair value	1,311
Total, amortized cost	107,528	$ 81,381
Total, fair value	$ 107,592	$ 79,859